Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Parent [Member]	Total
Balance at Dec. 31, 2021	$ 49,401	$ 668,183,689	$ (661,685,318)	$ 1,099,867	$ 7,647,639	$ 7,647,639
Balance, shares at Dec. 31, 2021	12,345,655
Share-based compensation (as restated)	$ 2,058	556,337			558,395	558,395
Share-based compensation, shares	514,500
Issuance of shares in the private placement (as restated)	$ 62,075	7,838,225			7,900,300	7,900,300
Issuance of shares in the private placement, shares	15,518,869
Net loss			(5,634,971)		(5,634,971)	(5,634,971)
Foreign currency translation				28,289	28,289	28,289
Issuance of shares as a consideration for acquisition (as restated)	$ 27,182	6,270,746			6,297,928	6,297,928
Issuance of shares as a consideration for acquisition, shares	6,795,455
Disposal of subsidiaries (as restated)				31,284	31,284	31,284
Balance at Dec. 31, 2022	$ 140,716	682,848,997	(667,320,289)	1,159,440	16,828,864	16,828,864
Balance, shares at Dec. 31, 2022	35,174,479
Share-based compensation (as restated)	$ 80	61,920			62,000	62,000
Share-based compensation, shares	20,000
Issuance of shares in the private placement (as restated)	$ 102,462	10,167,538			10,270,000	10,270,000
Issuance of shares in the private placement, shares	25,615,418
Net loss			(9,357,196)		(9,357,196)	(9,357,196)
Foreign currency translation				13,599	13,599	13,599
Issuance of shares as a consideration for professional services	$ 40	15,460			15,500	15,500
Issuance of shares as a consideration for professional services, shares	10,000
Disposal of subsidiaries (as restated)
Balance at Dec. 31, 2023	$ 243,298	693,093,915	(676,677,485)	1,173,039	17,832,767	17,832,767
Balance, shares at Dec. 31, 2023	60,819,897
Share-based compensation (as restated)	$ 40	(40)
Share-based compensation, shares	10,000
Issuance of shares in the private placement (as restated)	$ 5,880	10,004,820			10,010,700	10,010,700
Issuance of shares in the private placement, shares	1,470,000
Net loss			(4,534,397)		(4,534,397)	(4,534,397)
Foreign currency translation				16,676	16,676	16,676
Cumulative effect upon adoption of ASU 2023-08			763,072		763,072	763,072
Disposal of subsidiaries (as restated)
Balance at Dec. 31, 2024	$ 249,218	$ 703,098,695	$ (680,448,810)	$ 1,189,715	$ 24,088,818	$ 24,088,818
Balance, shares at Dec. 31, 2024	62,299,897